Segments Results (Schedule of Revenues and Long Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 121,795	$ 113,400	$ 112,920
Long lived assets	63,924	48,035
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,520	32,844	31,763
Long lived assets	6,808	6,506
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,962	48,325	48,181
Long lived assets	13,668
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,655	10,578	9,537
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,165	8,908	9,884
Long lived assets	43,448	41,529
Middle East (Other Than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,964	10,006	11,900
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,529	$ 2,739	$ 1,655